Schedule of investments
Nomura Strategic Income Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	13,697	$ 13,556
GNMA Series 2015-151 KC 3.50% 4/20/34	5,988	5,856
Total Agency Collateralized Mortgage Obligations (cost $20,209)		19,412

Collateralized Loan Obligations — 21.46%
720 East CLO IX Series 2026-1A E 144A 9.212% (TSFR03M + 5.50%, Floor 5.50%) 4/20/39 #, •	1,000,000	977,599
AGL CLO 3 Series 2020-3A ER 144A 8.923% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	792,279
AGL CLO 32 Series 2024-32A D1 144A 6.572% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	1,001,206
AIMCO CLO 17 Series 2022-17A D1R 144A 6.564% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	998,820
AIMCO CLO 18 Series 2022-18A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	498,211
AMMC CLO 31 Series 2025-31A D 144A 6.625% (TSFR03M + 2.95%, Floor 2.95%) 2/20/38 #, •	750,000	750,081
Apidos CLO XL Series 2022-40A D1R 144A 6.573% (TSFR03M + 2.90%, Floor 2.90%) 7/15/37 #, •	2,000,000	2,000,020
Bain Capital Credit CLO Series 2017-2A CR3 144A 5.867% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	1,998,990
Ballyrock CLO 14 Series 2020-14A BR 144A 5.675% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	1,000,000	1,000,486
Ballyrock CLO 18 Series 2021-18A DR 144A 9.423% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	920,108
Barings CLO
Series 2024-2A C 144A 5.673% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	1,001,060
Series 2024-2A D 144A 6.823% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	998,207
Series 2024-5A D2 144A 7.773% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	500,000	494,566

NQ- 023 [0426] 0626 (5551000)    1

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Bear Mountain Park CLO Series 2022-1A CR 144A 5.673% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	$ 2,002,130
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.425% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	846,192
Benefit Street Partners CLO XII-B Series 2017-12BRA D1 144A 6.723% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	995,184
Benefit Street Partners CLO XXVIII Series 2022-28A D1R 144A 6.575% (TSFR03M + 2.90%, Floor 2.90%) 10/20/37 #, •	1,000,000	1,003,156
Benefit Street Partners CLO XXXII Series 2023-32A ER 144A 8.367% (TSFR03M + 4.70%, Floor 4.70%) 10/25/38 #, •	800,000	789,294
Carlyle US CLO
Series 2024-4A C 144A 5.825% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,499,179
Series 2024-4A D 144A 6.875% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	1,001,150

Dryden 109 CLO Series 2022-109A DR 144A 6.373% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,000,000	990,519
Dryden 123 CLO Series 2025-123A E 144A 8.523% (TSFR03M + 4.85%, Floor 4.85%) 4/15/38 #, •	1,000,000	974,779
Elmwood CLO 17 Series 2022-4A D1R 144A 6.73% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	1,000,007
Elmwood CLO 37 Series 2024-13A D1 144A 6.28% (TSFR03M + 2.60%, Floor 2.60%) 1/17/38 #, •	1,000,000	991,992
Elmwood CLO V Series 2020-2A D1RR 144A 6.825% (TSFR03M + 3.15%, Floor 3.15%) 10/20/37 #, •	1,000,000	1,000,053
Golub Capital Partners CLO 72 B Series 2024-72A D 144A 7.667% (TSFR03M + 4.00%, Floor 4.00%) 4/25/37 #, •	1,000,000	998,250
Golub Capital Partners CLO 76 B Series 2024-76A D1 144A 6.567% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	995,783
Honey Hill Park CLO Series 2026-1A E 144A 8.22% (TSFR03M + 4.50%, Floor 4.50%) 4/24/39 #, •	1,000,000	983,999
2    NQ- 023 [0426] 0626 (5551000)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Invesco US CLO Series 2023-4A ER 144A 9.425% (TSFR03M + 5.75%, Floor 5.75%) 1/18/39 #, •	400,000	$ 386,201
Kennedy Lewis CLO 10 Series 2022-10A D1R 144A 6.514% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •	1,500,000	1,488,927
KKR CLO 27 Series 27A ER2 144A 9.923% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	907,633
Lewey Park CLO Series 2024-1A D1 144A 6.622% (TSFR03M + 2.95%, Floor 2.95%) 10/21/37 #, •	1,500,000	1,488,247
Madison Park Funding XLVI Series 2020-46A DRR 144A 6.423% (TSFR03M + 2.75%) 10/15/34 #, •	1,250,000	1,187,890
Madison Park Funding XXX Series 2018-30A D1R 144A 6.88% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	968,998
Magnetite XLV Series 2025-45A E 144A 8.173% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	850,000	846,761
Neuberger Berman Loan Advisers CLO 25 Series 2017-25A D1R2 144A 6.775% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	998,219
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A C 144A 5.767% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	1,998,762
Oaktree CLO Series 2019-3A D1R2 144A 6.775% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •	1,000,000	1,000,078
OHA Credit Funding 11 Series 2022-11A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	994,064
OHA Loan Funding Series 2016-1A D1R2 144A 6.725% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	998,220
OZLM XIX Series 2017-19A CR3 144A 6.773% (TSFR03M + 3.10%, Floor 3.10%) 1/15/35 #, •	1,000,000	1,000,000
Palmer Square CLO Series 2024-2A D2 144A 8.025% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	990,688
Sound Point CLO Series 2025-1RA E 144A 11.236% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	437,096
NQ- 023 [0426] 0626 (5551000)    3

Schedule of investments
Nomura Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
TCW CLO
Series 2022-1A ER 144A 10.175% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	1,000,000	$ 928,054
Series 2024-2A D1 144A 6.98% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	980,815
Series 2024-3A D1A 144A 6.775% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •	1,000,000	987,422

TCW CLO Series 2019-2A D1R2 144A 6.675% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,000,000	968,883
Wellington Management CLO 2 Series 2024-2A DR 144A 6.969% (TSFR03M + 3.30%, Floor 3.30%) 4/20/39 #, •	1,000,000	1,000,000
Total Collateralized Loan Obligations (cost $51,004,138)		50,060,258

Corporate Bonds — 60.69%
Banking — 7.39%
Akbank TAS 144A 7.498% 1/20/30 #	360,000	372,985
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	310,000	333,119
Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	1,738,542
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	325,000	334,994
Bangkok Bank 144A 4.507% 11/26/30 #	380,000	377,774
Bank Hapoalim BM 144A 4.722% 7/14/29 #, ■	300,000	296,844
Bank Muscat SAOG 4.846% 10/1/30 ■	400,000	395,285
Bank of America 6.25% 7/26/30 μ, ψ	1,225,000	1,238,874
Barclays
7.625% 3/15/35 μ, ψ	1,035,000	1,090,652
9.625% 12/15/29 μ, ψ	735,000	820,712

CBQ Finance 4.625% 9/10/30 ■	400,000	394,477
Citigroup
6.875% 8/15/30 μ, ψ	1,050,000	1,066,750
6.95% 2/15/30 μ, ψ	780,000	794,311
7.125% 8/15/29 μ, ψ	545,000	553,348
Goldman Sachs Group
6.125% 11/10/34 μ, ψ	715,000	720,744
7.50% 5/10/29 μ, ψ	1,490,000	1,558,172

Metropolitan Bank & Trust 5.375% 3/6/29 ■	400,000	410,748
NBK SPC 144A 1.625% 9/15/27 #, μ	430,000	425,396
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	780,000	797,149
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	400,000	396,508
4    NQ- 023 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 7.00% 2/5/35 #, μ, ψ	1,885,000	$ 1,919,169
144A 7.125% 8/10/34 #, μ, ψ	1,185,000	1,213,374
		17,249,927
Basic Industry — 4.92%
Celanese US Holdings 6.75% 4/15/33	795,000	819,373
Cerdia Finanz 144A 9.375% 10/3/31 #	1,025,000	986,562
Chemours 144A 7.875% 3/15/34 #	2,595,000	2,655,759
Cleveland-Cliffs
144A 7.00% 3/15/32 #	735,000	735,461
144A 7.625% 1/15/34 #	730,000	737,942

First Quantum Minerals 144A 6.375% 2/15/36 #	1,750,000	1,721,462
Magnera 144A 7.25% 11/15/31 #	1,839,000	1,723,640
Novelis 144A 3.875% 8/15/31 #	2,300,000	2,092,471
		11,472,670
Brokerage — 1.13%
Jefferies Finance 144A 6.625% 10/15/31 #	2,700,000	2,643,176
		2,643,176
Capital Goods — 6.04%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	1,175,000	1,222,851
Bombardier 144A 7.45% 5/1/34 #	1,900,000	2,094,431
Goat Holdco 144A 6.75% 2/1/32 #	605,000	620,457
Herc Holdings 144A 7.25% 6/15/33 #	1,680,000	1,760,353
Manitowoc 144A 9.25% 10/1/31 #	515,000	551,285
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	1,145,000	1,158,597
Sword Purchaser 144A 10.50% 4/15/34 #	1,730,000	1,761,538
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	469,000	493,577
Toucan FinCo 144A 9.50% 5/15/30 #	357,000	313,131
TransDigm 144A 6.125% 7/31/34 #	4,100,000	4,109,635
		14,085,855
Communications — 9.70%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	375,000	378,718
CCO Holdings 144A 7.375% 2/1/36 #	4,000,000	3,925,116
Cimpress 144A 7.375% 9/15/32 #	715,000	724,967
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	635,000	667,483
Digicel International Finance 144A 8.625% 8/1/32 #	1,750,000	1,821,831
NQ- 023 [0426] 0626 (5551000)    5

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Gray Media 144A 7.25% 8/15/33 #	510,000	$ 519,569
IHS Holding 144A 6.25% 11/29/28 #	425,000	424,094
Iliad Holding
144A 7.00% 4/15/32 #	590,000	599,737
144A 8.50% 4/15/31 #	530,000	562,630

Midcontinent Communications 144A 8.00% 8/15/32 #	975,000	918,473
Prosus 144A 3.257% 1/19/27 #	390,000	386,188
Sable International Finance 144A 7.125% 10/15/32 #	2,205,000	2,201,543
Sitios Latinoamerica 144A 6.00% 11/25/29 #	420,000	430,097
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	425,000	439,361
Uniti Services 144A 7.50% 10/15/33 #	814,000	857,521
Univision Communications
144A 7.375% 6/30/30 #	1,585,000	1,584,498
144A 9.375% 8/1/32 #	907,000	939,292

Versant Media Group 144A 7.25% 1/30/31 #	2,049,000	2,128,408
Virgin Media Finance 144A 5.00% 7/15/30 #	1,310,000	1,105,360
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	400,000	344,694
VZ Secured Financing 144A 5.00% 1/15/32 #	1,915,000	1,679,516
		22,639,096
Consumer Cyclical — 7.15%
American Axle & Manufacturing 144A 7.75% 10/15/33 #	1,253,000	1,224,121
Beach Acquisition Bidco PIK 144A 10.00% 7/15/33 #, >>	2,339,988	2,575,271
Carnival
144A 5.75% 8/1/32 #	2,000,000	2,012,556
144A 6.125% 2/15/33 #	1,150,000	1,167,491

Cyprium 144A 6.375% 4/15/34 #	2,000,000	2,002,461
Hyundai Capital Services 144A 5.25% 1/22/28 #	425,000	430,070
Lindblad Expeditions 144A 7.00% 9/15/30 #	775,000	796,558
Millrose Properties 144A 6.375% 8/1/30 #	1,270,000	1,287,150
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	197,000	205,164
New Flyer Holdings 144A 9.25% 7/1/30 #	545,000	588,430
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	415,000	411,048
S&S Holdings 144A 8.375% 10/1/31 #	615,000	566,356
Victra Holdings 144A 8.75% 9/15/29 #	1,060,000	1,110,557
Voyager Parent 144A 9.25% 7/1/32 #	528,000	561,791
William Carter 144A 7.375% 2/15/31 #	550,000	566,066
ZF North America Capital 144A 7.50% 3/24/31 #	1,163,000	1,165,294
		16,670,384
6    NQ- 023 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 3.90%
Acadia Healthcare 144A 7.375% 3/15/33 #	1,835,000	$ 1,879,301
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,275,000	1,325,730
Central American Bottling 144A 5.25% 4/27/29 #	405,000	400,628
DaVita 144A 6.75% 7/15/33 #	653,000	673,684
Global Medical Response 144A 7.375% 10/1/32 #	698,000	728,021
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■	400,000	371,505
Opal Bidco 144A 6.50% 3/31/32 #	1,135,000	1,156,198
Organon & Co. 144A 5.125% 4/30/31 #	2,000,000	1,988,755
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	625,000	564,756
		9,088,578
Electric — 2.84%
California Buyer 144A 6.375% 2/15/32 #	1,025,000	1,019,322
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	344,000	357,874
Dominion Energy 6.625% 5/15/55 μ	180,000	184,185
Hawaiian Electric 144A 6.00% 10/1/33 #	696,000	698,695
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	289,691	286,119
NRG Energy 144A 6.00% 1/15/36 #	4,100,000	4,073,951
		6,620,146
Energy — 8.94%
Azule Energy Finance 144A 8.125% 1/23/30 #	400,000	412,937
Delek Logistics Partners 144A 7.375% 6/30/33 #	665,000	686,638
Energy Transfer 6.50% 11/15/26 μ, ψ	1,352,000	1,357,657
Genesis Energy
6.75% 3/15/34	891,000	897,802
7.875% 5/15/32	220,000	230,760
8.00% 5/15/33	1,375,000	1,448,172

GNL Quintero 144A 4.634% 7/31/29 #	164,800	165,264
Hilcorp Energy I
144A 6.00% 2/1/31 #	865,000	855,349
144A 7.25% 2/15/35 #	1,000,000	1,020,485

Nabors Industries 144A 9.125% 1/31/30 #	1,980,000	2,080,459
NGL Energy Operating 144A 8.375% 2/15/32 #	1,635,000	1,716,750
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	400,000	399,812
Rockies Express Pipeline 144A 7.50% 7/15/38 #	1,090,000	1,155,240
SM Energy 144A 9.625% 6/15/33 #	885,000	986,571
Sunoco
144A 5.625% 7/15/34 #	2,000,000	1,974,183
144A 5.875% 3/15/34 #	1,500,000	1,495,382

Tecpetrol 144A 7.625% 11/3/30 #	325,000	333,531
NQ- 023 [0426] 0626 (5551000)    7

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Transocean International 144A 7.875% 10/15/32 #	1,077,000	$ 1,154,548
Transportadora de Gas del Peru 144A 4.25% 4/30/28 #	321,000	319,845
Venture Global LNG 144A 9.875% 2/1/32 #	1,675,000	1,797,811
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	335,000	376,932
		20,866,128
Financials — 4.85%
Azorra Finance
144A 7.25% 1/15/31 #	810,000	830,287
144A 7.75% 4/15/30 #	1,045,000	1,083,325

Blue Owl Credit Income 5.80% 3/15/30	1,202,000	1,169,873
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	1,163,000	1,144,050
Muthoot Finance 144A 6.375% 3/2/30 #	400,000	403,857
OneMain Finance 6.75% 9/15/33	2,677,000	2,636,438
PennyMac Financial Services
144A 6.875% 5/15/32 #	1,195,000	1,182,804
144A 6.875% 2/15/33 #	765,000	752,851

Rocket 144A 6.375% 8/1/33 #	522,000	529,018
Rocket Mortgage 144A 4.00% 10/15/33 #	1,750,000	1,578,066
		11,310,569
Insurance — 1.19%
Allianz 144A 6.55% 10/30/33 #, μ, ψ	2,400,000	2,429,649
FWD Group Holdings 144A 5.252% 9/22/30 #	350,000	350,280
		2,779,929
REIT — 0.18%
Trust 2401 144A 4.869% 1/15/30 #	425,000	413,047
		413,047
Technology — 1.95%
Capstone Borrower 144A 8.00% 6/15/30 #	1,280,000	1,235,742
Cipher Compute 144A 7.125% 11/15/30 #	351,000	364,253
ION Platform Finance US 144A 7.875% 9/30/32 #	1,200,000	934,052
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	400,000	406,136
Shift4 Payments 144A 6.75% 8/15/32 #	1,135,000	1,133,637
WULF Compute 144A 7.75% 10/15/30 #	452,000	475,328
		4,549,148
Transportation — 0.14%
Latam Airlines Group 144A 7.875% 4/15/30 #	320,000	326,800
		326,800
8    NQ- 023 [0426] 0626 (5551000)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.37%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	450,000	$ 468,726
Nova Securitisation 144A 5.75% 2/3/31 #	400,000	390,124
		858,850
Total Corporate Bonds (cost $140,413,990)		141,574,303

Government Agency Obligations — 1.69%
AL Jawaher Assets 144A 4.662% 10/29/30 #	400,000	393,549
Comision Federal de Electricidad 144A 3.348% 2/9/31 #	375,000	340,826
Freeport Indonesia 144A 4.763% 4/14/27 #	360,000	361,874
Georgian Railway JSC 4.00% 6/17/28 ■	425,000	409,929
Kazakhstan Temir Zholy National JSC 144A 4.875% 4/29/31 #	400,000	394,809
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	400,000	397,094
OCP 144A 6.10% 4/30/30 #	400,000	408,463
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	400,000	404,448
Petronas Capital 144A 4.95% 1/3/31 #	400,000	409,733
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	425,000	427,183
Total Government Agency Obligations (cost $3,892,267)		3,947,908

Non-Agency Collateralized Mortgage Obligations — 3.35%
Connecticut Avenue Securities Trust
Series 2026-R01 2M2 144A 4.995% (SOFR + 1.35%) 1/25/46 #, •	2,650,000	2,645,239
Series 2026-R02 1M2 144A 5.145% (SOFR + 1.50%) 2/25/46 #, •	800,000	801,908
Series 2026-R03 2M2 144A 5.19% (SOFR + 1.55%) 4/25/46 #, •	630,000	630,586
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA4 M2 144A 5.195% (SOFR + 1.55%) 10/25/45 #, •	1,000,000	1,002,528
Series 2026-DNA2 B1 144A 5.745% (SOFR + 2.10%) 3/25/46 #, •	1,470,000	1,479,335

Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.945% (SOFR + 1.30%) 2/25/46 #, •	1,250,000	1,247,760
Total Non-Agency Collateralized Mortgage Obligations (cost $7,802,344)		7,807,356

NQ- 023 [0426] 0626 (5551000)    9

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 2.56%
LBTY Commercial Mortgage Trust Series 2026-225L D 144A 5.899% 2/10/43 #, •	2,000,000	$ 1,971,017
LEX Trust Series 2026-450 D 144A 6.005% (TSFR01M + 2.35%, Floor 2.35%) 3/15/43 #, •	2,000,000	1,981,739
Madison Avenue Trust 144A 6.571% 10/15/42 #, •	2,000,000	2,021,458
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,052,734)		5,974,214

Loan Agreements — 4.46%
Basic Industry — 0.90%
Olympus Water US Holding Tranche B-6 6.70% (SOFR03M + 3.00%) 6/20/31 •	1,649,927	1,633,314
Usalco 7.154% (SOFR01M + 3.50%) 9/30/31 •	464,580	465,161
		2,098,475
Communications — 0.06%
Univision Communications 1st Lien 7.95% (SOFR03M + 4.25%) 6/24/29 •	140,625	140,977
		140,977
Consumer Cyclical — 0.21%
Boots Group Finco 6.924% (SOFR03M + 3.25%) 8/30/32 •	498,750	502,335
		502,335
Finance Companies — 0.41%
CFC Bidco 2022 7.182% (SOFR03M + 3.50%) 7/1/32 •	997,500	970,069
		970,069
Financials — 0.42%
Nexus Buyer 7.652% (SOFR01M + 4.00%) 7/31/31 •	995,000	979,453
		979,453
Industrials — 0.43%
Gloves Buyer 7.652% (SOFR01M + 4.00%) 5/21/32 •	995,000	995,829
		995,829
Insurance — 0.43%
Asurion Tranche B-13 7.913% (SOFR03M + 4.25%) 9/19/30 •	992,500	994,050
		994,050
Technology — 1.60%
Clover Holdings 2
7.402% (SOFR01M + 3.75%) 12/9/31 •	1,024,650	1,004,157
7.750% 12/9/31	960,830	926,000

10    NQ- 023 [0426] 0626 (5551000)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology (continued)

Mermaid Bidco Tranche B 6.913% (SOFR02M + 3.25%) 7/3/31 •	989,925	$ 972,600
UKG Tranche B 6.163% (SOFR03M + 2.50%) 2/10/31 •	853,774	825,226
		3,727,983
Total Loan Agreements (cost $10,504,429)		10,409,171

Sovereign Bonds — 1.30%Δ
Colombia — 0.15%
Colombia Government International Bond 6.125% 1/21/31	350,000	350,070
		350,070
Dominican Republic — 0.17%
Dominican Republic International Bonds 144A 4.50% 1/30/30 #	414,000	399,199
		399,199
Hong Kong — 0.18%
Airport Authority 144A 4.875% 7/15/30 #	400,000	411,057
		411,057
Kazakhstan — 0.17%
Baiterek National Investment Holding JSC 144A 5.45% 5/8/28 #	400,000	405,455
		405,455
Mexico — 0.22%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	500,000	504,475
		504,475
Poland — 0.13%
Republic of Poland Government International Bonds 4.875% 2/12/30	305,000	311,680
		311,680
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	351,253
		351,253
NQ- 023 [0426] 0626 (5551000)    11

Schedule of investments
Nomura Strategic Income Fund
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
South Korea — 0.13%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	300,000	$ 304,285
		304,285
Total Sovereign Bonds (cost $3,070,503)		3,037,474

Supranational Banks — 0.19%
Africa Finance 144A 5.55% 10/8/29 #	430,000	436,294
Total Supranational Banks (cost $430,000)		436,294
	Number of shares
Common Stocks — 0.32%♣
Consumer Discretionary — 0.02%
Studio City International Holdings ADR †	19,076	44,829
		44,829
Energy — 0.00%
Westmoreland Coal =, †, π	146	109
		109
Financials — 0.01%
MNSN Holdings =, †	200	12,200
New Cotai =, †, π	414,307	0
		12,200
Industrials — 0.29%
Grupo Aeromexico †	449,684	686,039
		686,039
Total Common Stocks (cost $4,257,211)		743,177

Short-Term Investments — 0.34%
Money Market Mutual Funds — 0.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	200,000	200,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	200,000	200,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	200,000	200,000
12    NQ- 023 [0426] 0626 (5551000)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	200,000	$ 200,000
Total Short-Term Investments (cost $800,000)		800,000
Total Value of Securities—96.37% (cost $228,247,825)		224,809,567

Receivables and Other Assets Net of Liabilities—3.63%★		8,457,837
Net Assets Applicable to 31,092,996 Shares Outstanding—100.00%		$233,267,404
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $191,867,748, which represents 82.25% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
>>	PIK. 100% of the income received was in the form of principal.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- 023 [0426] 0626 (5551000)    13

Schedule of investments
Nomura Strategic Income Fund
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2026, the aggregate value of restricted securities was $109, which represented 0.00% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
★	Includes $232,375 cash collateral held at broker for futures contracts as of April 30, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$0
Westmoreland Coal	3/15/19	109	109
Total		$3,632,286	$109
The following forward foreign currency exchange contracts and futures contracts were outstanding at April 30, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TD	AUD	(3,370,000)	USD	2,381,150	5/12/26	$—	$(44,546)
TD	AUD	3,360,000	USD	(2,373,157)	5/12/26	45,341	—
TD	EUR	(140,000)	USD	166,001	5/12/26	1,596	—
Total Forward Foreign Currency Exchange Contracts						$46,937	$(44,546)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 5 yr Notes
169	$18,224,274	$18,515,101	6/30/26	$(290,827)	$29,048
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and
14    NQ- 023 [0426] 0626 (5551000)

variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AD – Akcionarsko Drustvo
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SAOG – Societe Anonyme Omanaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TAS – Turk Anonim Sirketi
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
NQ- 023 [0426] 0626 (5551000)    15